Property and Equipment (Details 2) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense related to property and equipment			$ 422	$ 360	$ 324
Impairment of Tangible Assets			48
Development costs of new locations	$ 295	$ 411	516	447	$ 339
Construction accruals included in other current liabilities			$ 54	$ 116